Label	Element	Value
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $7.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $681.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $409.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $545.54 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)
Pacer Swan SOS Flex (January) ETF | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $779.43 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.40%)
Pacer Swan SOS Flex (January) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.00%
Pacer Swan SOS Flex (January) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.40%)
Pacer Swan SOS Flex (January) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.40%